TYPE 13F-HR
PERIOD 06/30/01
FILER
    CIK					0001013538
    CCC					4ovhbaq$

SUBMISSION-CONTACT
     NAME				Dena L. Hudgins
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment   [   ]  ;    Amendment Number:
This Amendment   (Check only one.) :	[    ]  is a restatement.
						[  x ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	The Edgar Lomax Company
Address:	6564 Loisdale Court,
			Suite 310
			Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Dena L. Hudgins
Title:	Vice President of Administration
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia August 14, 2001

Report Type  (Check only one.):

[ x ]		13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]		13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	52

Form 13F Information Table Value Total:	$ 1,587,597
						  		(thousands)

List of Other Managers Reporting for this Manager:	None


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                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt   Other   Voting Authority
                                                (X$1000)  PRN AMT  PRN Dscretn    Mang a) Sole (b)Sh (c)None

ALCOA                           Com 013817101     $52,573 1,334,340 SH   Sole            856,500      477,840
ALLEGHENY TECHNOLOGIES          Com 01741R102      $5,452   301,400 SH   Sole            145,900      155,500
AMERICAN ELECTRIC POWER         Com 025537101     $49,111 1,063,700 SH   Sole            656,200      407,500
AMERICAN GENERAL CORPORATION    Com 026351106     $11,162   240,300 SH   Sole            134,300      106,000
AT&T                            Com 001957109     $42,283 1,921,977 SH   Sole           1,212,010     709,967
BANK OF AMERICA CORP            Com 060505104      $6,309   105,100 SH   Sole             50,900       54,200
BANK ONE CORP                   Com 06423A103      $4,773   133,318 SH   Sole             65,100       68,218
BOISE CASCADE CORP              Com 097383103      $5,019   142,700 SH   Sole             69,400       73,300
BURLINGTON NORTHERN             Com 12189T104     $58,482 1,930,100 SH   Sole           1,216,800     713,300
CAMPBELL SOUP CO                Com 134429109      $3,572   138,700 SH   Sole             67,200       71,500
CATERPILLAR INC DEL             Com 149123101     $53,758 1,074,090 SH   Sole            736,590      337,500
CIGNA                           Com 125509109     $32,402   338,153 SH   Sole            213,353      124,800
CITIGROUP INC                   Com 172967101     $22,404   424,005 SH   Sole            266,130      157,875
DELTA AIR LINES DEL             Com 247361108     $29,009   658,100 SH   Sole            415,700      242,400
DOW CHEMICAL                    Com 260543103     $33,823 1,017,225 SH   Sole            623,025      394,200
DUPONT                          Com 263534109     $47,741   989,648 SH   Sole            641,950      347,698
EASTMAN KODAK                   Com 277461109     $84,446 1,809,050 SH   Sole           1,158,595     650,455
ENTERGY CORP NEW                Com 29364G103     $14,938   389,100 SH   Sole            228,200      160,900
EXELON CORP                     Com 30161N101      $4,403    68,662 SH   Sole             33,325       35,337
EXXON MOBIL CORP.               Com 30231G102     $76,926   880,669 SH   Sole            550,990      329,679
FORD MTR CO DEL                 Com 345370860      $5,009   204,014 SH   Sole             98,892      105,122
GENERAL DYNAMICS CORP           Com 369550108     $53,586   688,675 SH   Sole            436,675      252,000
GENERAL MTRS CORP               Com 370442105     $34,097   529,872 SH   Sole            339,385      190,487
HARTFORD FINL SVCS              Com 416515104     $52,995   774,775 SH   Sole            488,775      286,000
HEINZ                           Com 423074103      $4,220   103,200 SH   Sole             50,500       52,700
HEWLETT PACKARD CO              Com 428236103     $30,069 1,051,375 SH   Sole            663,300      388,075
INTERNATIONAL PAPER             Com 460146103     $59,118 1,655,963 SH   Sole           1,062,250     593,713
J P MORGAN CHASE & CO.          Com 46625H100     $53,041 1,189,256 SH   Sole            792,359      396,897
LEHMAN BROTHERS HOLDINGS INC.   Com 524908100     $13,486   174,600 SH   Sole            110,000       64,600
LIMITED INC.                    Com 532716107     $36,593 2,215,100 SH   Sole           1,357,900     857,200
MAY DEPARTMENT STORES           Com 577778103     $10,251   299,200 SH   Sole            167,600      131,600
MCDONALDS CORP                  Com 580135101     $26,408   975,915 SH   Sole            615,990      359,925
MERRILL LYNCH & CO INC          Com 590188108     $10,232   172,700 SH   Sole            109,200       63,500
MINNESOTA, MINING & MANUFACT    Com 604059105     $71,466   626,345 SH   Sole            393,152      233,193
MIRANT CORP                     Com 604675108     $22,417   651,651 SH   Sole            432,699      218,952
MORGAN STAN DEAN WITTR          Com 617446448     $42,489    66,150 SH   Sole             41,950       24,200
NORFOLK SOUTHERN                Com 655844108      $7,443   358,700 SH   Sole            173,700      185,000
PHILIP MORRIS                   Com 718154107     $43,540   857,926 SH   Sole            516,748      341,178
POLAROID                        Com 731095105      $1,867   718,000 SH   Sole            391,000      327,000
PROCTER & GAMBLE CO             Com 742718109      $3,892    61,000 SH   Sole             29,600       31,400
RALSTON PURINA CO               Com 751277302     $62,755 2,090,450 SH   Sole           1,317,750     772,700
RAYTHEON CO COM NEW             Com 755111507      $4,328   163,000 SH   Sole             80,600       82,400
ROCKWELL INTERNATIONAL          Com 773903109     $34,234   898,050 SH   Sole            551,850      346,200
SARA LEE CORP                   Com 803111103     $20,371 1,075,550 SH   Sole            648,450      427,100
SBC COMMUNICATIONS INC          Com 78387G103     $33,585   838,373 SH   Sole            572,898      265,475
SEARS ROEBUCK & CO.             Com 812387108     $32,130   759,400 SH   Sole            457,700      301,700
SOUTHERN CO.                    Com 842587107     $41,569 1,787,916 SH   Sole           1,106,225     681,691
TYCO INTL LTD NEW               Com 902124106     $21,134   387,700 SH   Sole            243,600      144,100
US BANCORP DEL COM NEW          Com 902973304     $26,077 1,144,228 SH   Sole            689,389      454,839
VERIZON COMMUNICATIONS          Com 92343V104     $40,342   754,063 SH   Sole            462,063      292,000
WEYERHAEUSER CORP.              Com 962166104     $40,375   734,500 SH   Sole            449,900      284,600
XEROX CORP                      Com 984121103      $9,892 1,033,600 SH   Sole            500,600      533,000
                                               $1,587,597




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